Other Income	12 Months Ended
Dec. 31, 2014
Other Income [Abstract]
Other Income

NOTE 17. OTHER INCOME

(In millions)	2014	2013	2012

GE
Licensing and royalty income	$288	$320	$290
Purchases and sales of business interests(a)	188	1,750	574
Associated companies(b)	176	40	1,545
Net interest and investment income(c)	(77)	116	196
Other items(d)	132	660	52
	707	2,886	2,657
Eliminations	71	222	(94)
Total	$778	$3,108	$2,563

(a) Included a pre-tax gain of $1,096 million on the sale of our 49% common equity interest in NBCU LLC in 2013. See Note 2.

(b) Included income of $1,416 million from our former equity method investment in NBCU LLC in 2012.

(c) Included other-than-temporary impairments on investment securities of $217 million in 2014.

(d) Included net gains on asset sales of $127 million in 2014 and $357 million in 2013.